GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 12:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the six months ended June 30, 2014 and 2013.

	Six months ended June 30,
	2014	2013

	Unaudited

Israel Israel	$4,483	$3,858
Americas	37,170	34,629
Europe	21,093	17,572
Far East	10,771	9,896

	$73,517	$65,955

The following presents long-lived assets as of June 30, 2014 and December 31, 2013.

	June 30, 2014	December 31, 2013
	Unaudited	Audited

Israel	$2,746	$2,941
Americas	126	147
Europe	54	74
Far East	33	29

	$2,959	$3,191

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Six months ended June 30,
	2014	2013
	Unaudited

Technology	$9,414	$10,454
Networking	64,103	55,501

	$73,517	$65,955